Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

August 10, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Floating Rate Income Opportunity Fund (File Nos. 333-167242 and 811-21579)

Ladies and Gentlemen:

On behalf of our client, Nuveen Floating Rate Income Opportunity Fund (the “Fund”), we are filing Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933 and the Investment Company Act of 1940. The purpose of this filing is to: (i) respond to SEC comments to the Fund’s initial Registration Statement on Form N-2 for the purpose of registering additional Common Shares, which was filed electronically with the SEC via EDGAR Accession No. 0000950130-10-002720 on June 2, 2010; and (ii) make other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

Please contact me at (202) 739-5391 with your questions or comments.

Sincerely,

/s/ Kathleen M. Long

Kathleen M. Long